Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Shareholders' Equity (Details) - shares	1 Months Ended		6 Months Ended
	Apr. 30, 2021	Feb. 28, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance (in shares)			20,057,562
Conversion of convertible notes ("OCA") (in shares)			1,493,320
Free shares acquired (in shares)			5,955
Ending balance (in shares)			26,438,955
Registered Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period	4,137,932		4,137,932
At-The-Market Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period		744,186	744,186